Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Current
Federal
State					3	1
Total current					3	1
Deferred
Federal					(2,198)	66
State					(234)
Total deferred			$ (13)	$ (1,296)	(2,432)	66
Provision (benefit) for income taxes	$ (5)	$ (16)	$ (7)	$ (1,296)	$ (2,429)	$ 67